Stockholders' equity	12 Months Ended
Dec. 31, 2021
Stockholders' equity [Abstract]
Stockholders' equity
17	Stockholders’ equity

Capital stock

As of December 31, 2021, and 2020, the Company’s capital stock is comprised of 102,182,841 shares outstanding, registered, without par value, and with voting rights, which may be held by Mexican nationals, investors, or companies that include in their bylaws the exclusion of foreigners clause. Foreigners may acquire economic rights in the Company’s common shares through ordinary participation certificates (‘CPOs’), with each CPO corresponding to one common share.

In the United States, the Company’s ADSs, each representing five CPOs, trade on the OTC market under the symbol GTMAY. The underlying TMM common shares for the ADSs are traded on the Mexican Stock Exchange under the listing code TMM A.

Net tax profit account (CUFIN)

As of December 31, 2021, and 2020, the restated balance of the Net Taxable Income Account (CUFIN for its acronym in Spanish) of the Parent Company amounts to $4,001,128 and $3,727,180, respectively, which was generated up to December 31, 2013. No new balances have been generated in this account thereafter.

Dividends or earnings distributed to stockholders that are paid out of the CUFIN balance generated up to December 31, 2014 will not be subject to income tax until that balance is exhausted.

Dividends not drawn from the CUFIN, in addition to the above, will continue to be subject to income tax, paid by the entity, based on the general rate set by law, which is definitive and may be credited against the income tax for this and the next two years. The balance in these accounts is susceptible to adjustment to the distribution date using the Mexican Consumers’ Price Index (INPC).

Capital decreases

As of December 31, 2021, and 2020, the current balance in the Capital Contribution Account (CUCA for its acronym in Spanish) is $5,226,551 and $4,868,700, respectively. In the event of capital reimbursement or decreases in favor of stockholders, the surplus for said reimbursement on this amount will be treated as a distributed earning.

In the event the equity capital exceeds the balance in the CUCA, the difference will be considered a dividend or distributed earning subject to the payment of income tax. If the earnings in reference come from the CUFIN, there will be no corporate tax due for the capital decrease or reimbursement. Otherwise, these will be treated as dividends or distributed earnings.

Other components of equity

Details of other components of equity as of December 31, 2021, 2020 and 2019, as follows:

	Statutory reserve	Defined benefit plan	Premium on convertible obligations	Translation result	Revaluation surplus		Total
Balance as of December 31, 2018	$216,948	$(125,417)	$77,106	$(247,668)	$785,975		$706,944
Revaluation of assets	-	-	-	-	379,420		379,420
Defined benefit plan	-	2,354	-	-	-		2,354
Reclassification from disposal of properties and depreciation	-	-	-	-	(202,228)	(a)	(202,228)
Total before taxes	-	2,354	-	-	177,192		179,546

Tax expense	-	(706)	-	-	(113,826)		(114,532)
Total net of taxes	-	1,648	-	-	63,366		65,014
Balance as of December 31, 2019	$216,948	$(123,769)	$77,106	$(247,668)	$849,341		$771,958
Revaluation of assets	-	-	-	-	314,436	(b)	314,436
Defined benefit plan	-	10,953	-	-	-		10,953
Reclassification from disposal of properties and depreciation	-	-	-	-	(55)	(a)	(55)
Total before taxes	-	10,953	-	-	314,381		325,334

Tax expense	-	(3,286)	-	-	(94,331)		(97,617)
Total net of taxes	-	7,667	-	-	220,050		227,717
Balance as of December 31, 2020	$216,948	$(116,102)	$77,106	$(247,668)	$1,069,391		$999,675

Defined benefit plan	-	33,691	-	-	-		33,691
Reclassification from revaluation of assets	-	-	-	-	(332,151)	(c)	(332,151)
Total before taxes	-	33,691	-	-	(332,151)		(298,460)

Tax expense	-	(10,107)	-	-	87,360		77,253
Total net of taxes	-	23,584	-	-	(244,791)		(221,207)
Balance as of December 31, 2021	$216,948	$(92,518)	$77,106	$(247,668)	$824,600		$778,468

(a)
It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and disposals of vessels, as well as the depreciation for the period of revaluation of properties and vessels.

(b)
Corresponds to the revaluation of the land of the project called “Liquid Storage Terminal”, derived from changes in the conditions of the project generated by obtaining permits, the revaluation allows the Management to know the fair value of the property based on at its best use.

(c)	Includes the adjustment of assets available for sale at their fair value, for an amount of $291,200.